Inventory, net (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of inventory net [Line Items]
Disclosure of Detailed Information of Inventories [Text Block]
This caption is made up as follows:

	2017	2016
	US$(000)	US$(000)

Finished goods	6,151	12,763
Products in process	56,190	66,651
Spare parts and supplies	84,787	63,946
	147,128	143,360
Provision for impairment of value of inventory (b)	(11,603)	(8,386)

	135,525	134,974

Classification by use:
Current portion	132,287	120,947
Non-current portion	3,238	14,027

	135,525	134,974

Disclosure Of Detailed Information About Mineral Deposits Inventory [Text Block]
Products in process include mineral deposits located in the Tajo Norte mining unit (El Brocal). The detail of this mineral as of December 31, 2017 and 2016 is presented below:

	2017		2016
	US$(000)	DMT	US$(000)	DMT

Mineral in stock piles	7,173	463,746	16,793	1,085,696
Fresh mineral in plant	11,983	835,613	1,248	74,260
Tail mineral	279	30,110	203	24,629
	19,435	1,329,469	18,244	1,184,585
Provision for impairment of value in mineral classified in process	(1,467)	-	(123)	-

	17,968	1,329,469	18,121	1,184,585

Classification by use:
Current portion	14,730		5,586
Non-current portion	3,238		12,535

	17,968		18,121

Disclosure of impairment of assets [text block]
The provision for impairment of value of inventory had the following movement during the years 2017, 2016 and 2015:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Beginning balance	8,386	20,472	7,735

Transfer from mining units held for sale	-	1,448	-
Changes in provision for impairment of finished goods, (continuing operations), note 21(a)	2,118	(7,581)	13,096
Changes in provision for impairment of finished goods (discontinued operations), note 1(e)	(1,345)	(706)	(1,474)
Changes in provision for impairment of spare parts and supplies	2,444	(110)	1,115
Reversal in provision for impairment of inventories	-	(5,137)	-

Final balance	11,603	8,386	20,472

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of inventory net [Line Items]
Disclosure of Detailed Information of Inventories [Text Block]
This caption is made up as follows:

	2017	2016
	US$(000)	US$(000)

Precious metals	15,446	15,012
Leach in-circuit	8,057	6,378
Mill in-circuit	2,048	2,493
Materials and supplies	52,171	52,687
	77,722	76,570

Allowance for obsolescence of materials and supplies (b)	(7,076)	(5,272)
	70,646	71,298

Disclosure of detailed information about allowance for obsolescence of material and supplies [Text Block]
The allowance for obsolescence of material and supplies had the following movement during the years 2017, 2016 and 2015:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Opening balance	5,272	5,881	4,832
Provision for impairment of materials and supplies	2,896	3,104	5,060
Reversal of provision for impairment of materials and supplies	(1,092)	(3,713)	(4,011)
Ending balance	7,076	5,272	5,881

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of inventory net [Line Items]
Disclosure of Detailed Information of Inventories [Text Block]
This item is made up as follows:

	December 31,	December 31,
	2017	2016
	US$(000)	US$(000)

Current
Materials and supplies	273,939	251,635
Work-in-process (WIP) (a)	148,928	148,178
Finished goods:
Copper concentrate	18,068	15,073
Copper cathode	4,032	8,220
Molybdenum concentrate	1,896	2,763
Less: Provision for obsolescence of materials and supplies	(1,237)	(303)
Total current	445,626	425,566

Non-current
Work-in-process (WIP) (a)	248,452	300,614

Total inventories	694,078	726,180

(a)
Work-in-process inventories represent mill and leach stockpiles which contain higher grade ores (mill stockpiles) and medium and lower grade ores (leach stockpiles) that have been extracted from the open pit and are available for copper recovery. Based on the future mine plan production, the Company identifies the portion of inventory that is classified as current or long term. For mill stockpiles, recovery is through milling and concentrating. For leach stockpiles, recovery is through exposure to acidic solutions that dissolve copper and deliver it in a solution to extraction processing facilities.